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SHARPEN YOUR FOCUS

NORTH TRACK FUNDS

SEMI-ANNUAL REPORT TO SHAREHOLDERS
(UNAUDITED)
April 30, 2001

o  DOW JONES U.S. HEALTH CARE 100 PLUS FUND
o  DOW JONES U.S. FINANCIAL 100 PLUS FUND

                            NORTH TRACK FUNDS, INC.
                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2001

                                                                   June 21, 2001

Dear Shareholder:

  I am pleased to provide you the first financial report bearing our new name, North Track Funds, Inc. The North Track emphasis was created to help investment consultants and individual investors alike, "Sharpen Your Focus" more closely around core index and enhanced index strategies. These strategies are meant to provide a "what you see is what you get" method of portfolio development.

  Our goal is to be a pre-eminent index fund provider through financial intermediaries. When we debated our new name and the emphasis we sought to portray, we realized the retail investor was missing out on an opportunity that institutional investors have long followed -- that is, placing 40-45% of their assets in indexed investments and then adding value with the remaining assets through investments in actively managed products.

  With more than 80% of investors, people just like you, requesting advice from financial professionals, we believe our enhanced index funds can provide important building blocks in the long run, namely comparatively lower operating expenses, a clearer definition of the investment portfolio and lower turnover.

  While painful in the short-term, recent market downturns have not changed our long-term optimism about our equity funds, or the equity markets in general. That is why on April 17, 2001, we launched the two new equity funds included in this report: the Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. These new funds compliment our already successful Morningstar five-star rated PSE Tech 100 Index Fund. The response to these two new funds has been tremendous, as their combined assets already exceed $8,000,000.

  In closing, we look forward to continuing to provide you with a fund line up that provides interesting and suitable investment needs for you and your family.

                                          Very truly yours,

                                          /s/Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

Morningstar proprietary ratings reflect the historical risk-adjusted performance as of the most recent month-end. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of the 90-day Treasury bill, including loads, if appropriate, and risk factor that reflects fund performance below the 90-day treasury bill. The overall Morningstar rating is a weighted average of a fund's three-, five-, and ten-year, if applicable, performance. Of the funds in an asset class, 10% receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and 10% receive one star.

PSE is the service mark of the Pacific Exchange Incorporated. Dow Jones is a service mark of Dow Jones and Company. These service marks have been licensed for use by the licensee. These funds are not sponsored, endorsed, sold or promoted by these organizations, and they make no representation regarding the advisability of investing in the funds. B.C. Ziegler and Company distributor. Member SIPC.

This report contains information for existing shareholders of North Track Funds, Inc. It does not constitute an offer to sell. If an investor wishes to receive more information about the funds, the investor should obtain a prospectus, which includes a discussion of each fund's investment objective and all sales charges and expenses of the relevant fund(s).

NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this semiannual report for North Track Funds, Inc., the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform act of 1995. These include any advisor, sub-advisor and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's and any sub-advisor's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, any sub-advisor or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Fund to differ materially as compared to benchmarks associated with the particular Fund.

                            NORTH TRACK FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of each of the funds outstanding for the period indicated. This information should be read in conjunction with the financial statements and related notes:

                                                                                    DOW JONES U.S. HEALTH CARE
                                                                                           100 PLUS FUND
                                                                          -----------------------------------------------
                                                                                        For the period from
                                                                                   commencement of operations on
                                                                               April 17, 2001 through April 30, 2001
                                                                                            (Unaudited)
                                                                          -----------------------------------------------
                                                                          Class A             Class B             Class C
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00              $10.00              $10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                    --                  --                  --
     Net realized and unrealized gains on investments                        .19                 .18                 .19
                                                                          ------              ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                        .19                 .18                 .19
                                                                          ------              ------              ------

LESS DISTRIBUTIONS:
     Dividends from net investment income                                     --                  --                  --
     Distributions from net realized capital gains on investments             --                  --                  --
     Distributions in excess of net realized capital gains                    --                  --                  --
                                                                          ------              ------              ------
     TOTAL DISTRIBUTIONS                                                      --                  --                  --
                                                                          ------              ------              ------
NET ASSET VALUE, END OF PERIOD                                            $10.19              $10.18              $10.19
                                                                          ------              ------              ------
                                                                          ------              ------              ------

TOTAL RETURN**<F2>                                                          1.9%++<F4>          1.8%++<F4>          1.9%++<F4>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)                           $1,289                $282                $462
Ratio of net expenses to average net assets                                 1.1%*<F1>+<F3>      1.6%*<F1>+<F3>      1.7%*<F1>+<F3>
Ratio of net investment loss to average net assets                        (0.6)%*<F1>         (1.2)%*<F1>         (1.3)%*<F1>
Portfolio turnover rate                                                       --                  --                  --

 *<F1>  Annualized.
**<F2> The Fund's sales charge is not reflected in total return as set forth in the table.
 +<F3> The adviser absorbed a portion of the expenses during the period. Without this absorption the ratios would have been 9.4% for Class A, 10.1% for Class B and 9.8% for Class C.
++<F4>  Not annualized.

                                                                                     DOW JONES U.S. FINANCIAL
                                                                                           100 PLUS FUND
                                                                          -----------------------------------------------
                                                                                        For the period from
                                                                                   commencement of operations on
                                                                               April 17, 2001 through April 30, 2001
                                                                                            (Unaudited)
                                                                          -----------------------------------------------
                                                                          Class A             Class B             Class C
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00              $10.00              $10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                    --                  --                  --
     Net realized and unrealized gains on investments                        .31                 .31                 .31
                                                                          ------              ------              ------
     TOTAL FROM INVESTMENT OPERATIONS                                        .31                 .31                 .31
                                                                          ------              ------              ------

LESS DISTRIBUTIONS:
     Dividends from net investment income                                     --                  --                  --
     Distributions from net realized capital gains on investments             --                  --                  --
     Distributions in excess of net realized capital gains                    --                  --                  --
                                                                          ------              ------              ------
     TOTAL DISTRIBUTIONS                                                      --                  --                  --
                                                                          ------              ------              ------
NET ASSET VALUE, END OF PERIOD                                            $10.31              $10.31              $10.31
                                                                          ------              ------              ------
                                                                          ------              ------              ------

TOTAL RETURN**<F6>                                                          3.1%++<F8>          3.1%++<F8>          3.1%++<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)                             $979                 $91                $291
Ratio of net expenses to average net assets                                 1.1%*<F5>+<F7>      1.5%*<F5>+<F7>      1.6%*<F5>+<F7>
Ratio of net investment income to average net assets                        0.7%*<F5>           0.5%*<F5>           0.4%*<F5>
Portfolio turnover rate                                                     0.3%++<F8>          0.3%++<F8>          0.3%++<F8>

  *<F5>   Annualized.
 **<F6> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F7> The adviser absorbed a portion of the expenses during the period. Without this absorption the ratios would have been 12.8% for Class A, 12.6% for Class B and 12.8% for Class C.
 ++<F8>   Not annualized.

                            NORTH TRACK FUNDS, INC.

                                 BALANCE SHEETS
                           APRIL 30, 2001 (UNAUDITED)

                                                 DOW JONES          DOW JONES
                                             U.S. HEALTH CARE    U.S. FINANCIAL
                                               100 PLUS FUND      100 PLUS FUND
                                             ----------------    --------------
ASSETS:

Investments:
   Cost basis of investments                    $1,907,709         $1,279,493
                                                ----------         ----------
                                                ----------         ----------
   Long-term investments in securities          $1,963,787         $1,301,661
   Short-term investments                              765                650
                                                ----------         ----------
       Total investments (See
         Schedule of Investments)                1,964,552          1,302,311

Receivables:
   Capital shares sold                             493,348            298,228
   Dividends and interest                              192                596
                                                ----------         ----------
       Total receivables                           493,540            298,824
Other assets                                            --                 --
                                                ----------         ----------
   Total assets                                 $2,458,092         $1,601,135
                                                ----------         ----------
                                                ----------         ----------

LIABILITIES:

Payables:
   Management fees                              $      235         $      172
   Other accrued expenses                              272                143
   Investments purchased                           354,507            186,572
   Other liabilities                                69,064             53,070
                                                ----------         ----------
       Total liabilities                           424,078            239,957
                                                ----------         ----------

NET ASSETS:
Capital stock                                    1,977,550          1,338,086
Undistributed net investment income (losses)          (379)               211
Undistributed net realized gains on investments         --                 63
Net unrealized appreciation on investments          56,843             22,818
                                                ----------         ----------
       Total net assets                          2,034,014          1,361,178
                                                ----------         ----------
       Total liabilities and net assets         $2,458,092         $1,601,135
                                                ----------         ----------
                                                ----------         ----------

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PROCEEDS PER SHARE

Class A:
   Net asset value                              $1,289,394        $   979,370
   Shares outstanding                              126,568             95,029
   Redemption price                             $    10.19         $    10.31
                                                ----------         ----------
                                                ----------         ----------
   Offering price                               $    10.75         $    10.88
                                                ----------         ----------
                                                ----------         ----------

Class B:
   Net asset value                              $  282,329         $   90,567
   Shares outstanding                               27,722              8,788
   Offering and redemption price                $    10.18         $    10.31
                                                ----------         ----------
                                                ----------         ----------

Class C:
   Net asset value                              $  462,291         $  291,241
   Shares outstanding                               45,378             28,254
   Redemption price                             $    10.19         $    10.31
                                                ----------         ----------
                                                ----------         ----------
   Offering price                               $    10.29         $    10.41
                                                ----------         ----------
                                                ----------         ----------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.

                            STATEMENTS OF OPERATIONS
      FROM INCEPTION ON APRIL 17, 2001 THROUGH APRIL 30, 2001 (UNAUDITED)

                                                 DOW JONES          DOW JONES
                                             U.S. HEALTH CARE    U.S. FINANCIAL
                                               100 PLUS FUND      100 PLUS FUND
                                             ----------------    --------------
INVESTMENT INCOME:
Dividends                                         $    49            $   499
Interest                                              143                 97
                                                  -------            -------
       Total investment income                        192                596
                                                  -------            -------

EXPENSES:
Investment advisory fees                              235                172
Custodian fees                                         65                 65
Transfer agent fees                                   195                195
Broker service fees                                   185                112
Distribution fees - Class B & C                        34                 14
Professional fees                                   1,145              1,145
Registration                                        1,248              1,248
Communication                                         260                260
Director fees                                          26                 26
Pricing of investments                                260                260
Administration fees                                    43                 31
Other expense                                         675                681
                                                  -------            -------
       Total expenses                               4,371              4,209

Less expenses absorbed by advisor                  (3,800)            (3,824)
                                                  -------            -------
   Net expenses                                       571                385
                                                  -------            -------
NET INVESTMENT INCOME (LOSS)                         (379)               211
                                                  -------            -------
NET REALIZED GAINS ON INVESTMENTS                      --                 63

NET UNREALIZED APPRECIATION ON INVESTMENTS         56,843             22,818
                                                  -------            -------
   Net gains on investments                        56,843             22,881
                                                  -------            -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $56,464            $23,092
                                                  -------            -------
                                                  -------            -------

  The accompanying notes to financial statements are an integral part of these statements.

                            NORTH TRACK FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
      FROM INCEPTION ON APRIL 17, 2001 THROUGH APRIL 30, 2001 (UNAUDITED)

                                                DOW JONES         DOW JONES
                                            U.S. HEALTH CARE    U.S. FINANCIAL
                                              100 PLUS FUND     100 PLUS FUND
                                            ----------------    --------------
OPERATIONS:
Net investment income (loss)                   $     (379)        $      211
Net realized gains on investments                      --                 63
Net unrealized appreciation on investments         56,843             22,818
                                               ----------         ----------
     Net increase in net assets
       resulting from operations                   56,464             23,092
                                               ----------         ----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                  --                 --
Net realized gains on investments                      --                 --
                                               ----------         ----------
     Total distributions                               --                 --
                                               ----------         ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                     1,977,550          1,338,086
                                               ----------         ----------
     Total increase (decrease)                  2,034,014          1,361,178

NET ASSETS:
Balance at beginning of period                         --                 --
                                               ----------         ----------
Balance at end of period                       $2,034,014         $1,361,178
                                               ----------         ----------
                                               ----------         ----------

  The accompanying notes to financial statements are an integral part of this statement.

                            NORTH TRACK FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2001 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES --

   North Track Funds, Inc. ("North Track"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with ten funds: Tax-Exempt Fund, Government Fund, S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Wisconsin Tax-Exempt Fund, Cash Reserve Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. This report contains information for the Dow Jones U.S. Health Care 100 Plus Fund and the Dow Jones U.S. Financial 100 Plus Fund. The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the fund in which the shareholder owns shares.

   Both Funds offer Class A, B and C Shares Each class represents interests in the same portfolio of investments of each Fund and are substantially the same in all respects except that the classes are subject to different sales load structures and 12b-1 fees.

   The following is a summary of the significant accounting policies of North Track.

   (a)  Securities Valuation

        Common and preferred stocks are valued at the last sales price reported by the New York Stock Exchange, other appropriate exchanges, or NASDAQ, on the date of valuation. Common and preferred stocks not traded on that date are valued at the last bid price.

        Long-term taxable fixed income securities are valued at market using quotations provided by an independent pricing service.

        Short-term investments are valued at amortized cost, which approximates market value.

        Through the year, investment transactions are recorded on the next date after trade date. However, the fiscal year-end financial statements are adjusted to reflect trade date, which adjustment does not materially impact the relevant fund's financial results.

        Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. Each Fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

   (b)  Option Transactions

        Consistent with their investment objectives the Funds may purchase exchange-traded call options and put options on various broad market stock indexes or indexes with component stocks that are similar to the index whose performance the Fund seeks to track. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

        Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

   (c)  Futures Contracts

        The Funds may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are based upon their quoted daily settlement prices.

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

   (d)  Net Realized Gains and Losses and Investment Income

        Net realized gains and losses on securities sales (including options) are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Total net realized gains (losses) on investments for the period ended April 30, 2001, were comprised of the following:

                                                DOW JONES         DOW JONES
                                            U.S. HEALTH CARE    U.S. FINANCIAL
                                              100 PLUS FUND     100 PLUS FUND
                                            ----------------    --------------
   Net realized gains (losses)
     on investment                                 --                $63
   Net realized (losses)
     on options and futures                        --                 --
                                                  ---                ---
   Total net realized gains (losses)
     on investments                                --                $63
                                                  ---                ---
                                                  ---                ---

   (e)  Federal Income Taxes

        Provision has not been made for Federal income taxes since each fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

   (f)  Expenses

        Expenses associated with a specific Fund are charged to that Fund as they are incurred. Common expenses are allocated, as incurred, between the funds based upon the ratio of the net assets of each Fund to the combined net assets of the Funds.

   (g)  Distributions to Shareholders

        Dividends to shareholders are recorded on the ex-dividend date.

   (h)  Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

   North Track has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of North Track are affiliated), to serve as the Investment Advisor. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, each Fund pays BCZ a monthly fee based upon the average daily net assets of the Fund at the rate of .55% of the first $100 million of assets, .50% of the next $400 million of assets and .45% of assets over $500 million.

   For the period, the advisor reimbursed the Dow Jones U.S. Health Care 100 Plus Fund $3,800 and the Dow Jones U.S. Financial 100 Plus Fund $3,824.

   BCZ has an Accounting and Pricing Agreement with North Track to perform accounting and pricing services and also an Administrative Service Agreement. In addition, each Fund pays BCZ commissions on sales of Fund shares. The commissions, accounting and pricing fees, and administrative service fees paid to BCZ for the period ended April 30, 2001, were as follows for each Fund:

                                                                   COMMISSIONS       ACCOUNTING
                                                ADMINISTRATIVE         ON           AND PRICING
                                                     FEES          FUND SHARES          FEES          12B-1 FEES
                                                --------------     -----------      -----------       ----------
Dow Jones U.S. Health Care 100 Plus Fund           $    --           $19,483          $    --           $    --
Dow Jones U.S. Financial 100 Plus Fund                  --             8,111               --                --
                                                   -------           -------          -------           -------
   TOTAL                                           $    --           $27,594          $    --           $    --
                                                   -------           -------          -------           -------
                                                   -------           -------          -------           -------

3. INVESTMENT TRANSACTIONS --

   Purchases and proceeds from sales of securities, excluding short-term investments, for the period ended April 30, 2001 aggregated:

                                              PURCHASES    PROCEEDS FROM SALES
                                              ---------    -------------------
   Dow Jones U.S. Health Care 100 Plus Fund   $1,906,944              --
   Dow Jones U.S. Financial 100 Plus Fund      1,282,716          $3,936

   Net unrealized appreciation (depreciation) on investments as of April 30, 2001, included:

                                                 DOW JONES        DOW JONES
                                             U.S. HEALTH CARE   U.S. FINANCIAL
                                               100 PLUS FUND    100 PLUS FUND
                                             -----------------  --------------
   Gross unrealized appreciation                $   70,552        $   28,287
   Gross unrealized (depreciation)                 (13,709)           (5,469)
                                                ----------        ----------
   Net unrealized appreciation (depreciation)   $   56,843        $   22,818
                                                ----------        ----------
                                                ----------        ----------
   Cost of investments                          $1,906,944        $1,278,843
                                                ----------        ----------
                                                ----------        ----------

4. LINE OF CREDIT --

   North Track has an available line of credit of $5,000,000. However, each Fund's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by BCZ. Each Fund's policies allow borrowings for temporary or emergency purposes.

5. SECURITIES LENDING --

   Funds may lend securities from time to time in order to earn additional income. Each Fund receives initial collateral in the form of cash or U.S Treasury obligations against the loaned securities of at least 102% and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in cash equivalents. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. As with other extensions of credit, there is risk of delay in recovering a loaned security if the borrower defaults. Securities lending will only be done with parties that North Track deems credit worthy.

   The value of the loaned securities and cash collateral at period end are disclosed on each Fund's Balance Sheet.

6. CAPITAL SHARE TRANSACTIONS --

   (a) North Track has authorized common stock of ten billion shares with a par value of $.001 per share. Its shares are divided into ten mutual fund series: Wisconsin Tax-Exempt Fund, Government Fund, Tax-Exempt Fund, S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Cash Reserve Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund. Each fund (other than the Cash Reserve Fund) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class B (contingent deferred sales charge) shares. The S&P 100 Plus Fund, Achievers Fund, PSE Tech 100 Index Fund, Managed Growth Fund, Government Fund, Dow Jones U.S. Health Care 100 Plus Fund and Dow Jones U.S. Financial 100 Plus Fund also have designated Class C (front-end and contingent deferred sales charge) shares. The Cash Reserve Fund has designated three Classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); and Class Y (Institutional Shares). The authorized shares of common stock may be allocated to any of the above Funds or to new funds as determined by the Board of Directors. The shares of each Fund have equal rights and privileges with all other shares of that Fund.

   (b) Capital share activity from inception through April 30, 2001, were as follows:

                                                DOW JONES         DOW JONES
                                            U.S. HEALTH CARE    U.S. FINANCIAL
        CLASS A SHARES                        100 PLUS FUND     100 PLUS FUND
        --------------                      ----------------    --------------
        SHARES OUTSTANDING
          AT APRIL 17, 2001
            (Commencement of Operations)              --                 --
          Shares issued                          126,568             95,029
          Shares issued in distributions              --                 --
          Shares redeemed                             --                 --
                                                 -------             ------
        SHARES OUTSTANDING
          AT APRIL 30, 2001                      126,568             95,029
                                                 -------             ------
                                                 -------             ------

                                                DOW JONES         DOW JONES
                                            U.S. HEALTH CARE    U.S. FINANCIAL
        CLASS B SHARES                        100 PLUS FUND     100 PLUS FUND
        --------------                      ----------------    --------------
        SHARES OUTSTANDING
          AT APRIL 17, 2001
            (Commencement of Operations)              --                 --
          Shares issued                           27,722              8,788
          Shares issued in distributions              --                 --
          Shares redeemed                             --                 --
                                                 -------             ------
        SHARES OUTSTANDING
          AT APRIL 30, 2001                       27,722              8,788
                                                 -------             ------
                                                 -------             ------

                                                DOW JONES         DOW JONES
                                            U.S. HEALTH CARE    U.S. FINANCIAL
        CLASS C SHARES                        100 PLUS FUND     100 PLUS FUND
        --------------                      ----------------    --------------
        SHARES OUTSTANDING
          AT APRIL 17, 2001
            (Commencement of Operations)              --                 --
          Shares issued                           45,378             28,254
          Shares issued in distributions              --                 --
          Shares redeemed                             --                 --
                                                 -------             ------
        SHARES OUTSTANDING
          AT APRIL 30, 2001                       45,378             28,254
                                                 -------             ------
                                                 -------             ------

   (c) The maximum offering price per Class A Share is computed based on a maximum sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

        The maximum offering price per Class C Share is computed based on a maximum sales charge of 1.00% of the offering price or 1.01% of the net asset value.

                            NORTH TRACK FUNDS, INC.

                    DOW JONES U.S. HEALTH CARE 100 PLUS FUND

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2001 (UNAUDITED)

                                                         NUMBER       MARKET
                                                       OF SHARES       VALUE
                                                       ---------      ------

COMMON STOCKS -- 96.5%

ADVANCED MED EQUIPMENT -- 7.8%
       Beckman Coulter, Inc.                               180      $    6,399
       Biomet, Inc.                                        380          16,237
       DENTSPLY International, Inc.                        150           5,877
*<F9>  Guidant Corporation                                 570          23,370
*<F9>  Haemonetics Corporation                             110           3,575
*<F9>  Kopin Corporation                                   270           1,898
       Medtronic, Inc.                                   1,430          63,778
*<F9>  MiniMed, Inc.                                       150           5,991
*<F9>  St. Jude Medical, Inc.                              210          12,023
       Stryker Corporation                                 330          19,566
                                                                    ----------
                                                                       158,714
                                                                    ----------

BIOTECHNOLOGY -- 16.5%
*<F9>  Affymetrix, Inc.                                    150           4,958
*<F9>  Alkermes, Inc.                                      210           6,434
*<F9>  Amgen, Inc.                                       1,190          72,757
       Applera Corporation -
         Applied Biosystems Group                          490          15,709
*<F9>  Bio-Technology
         General Corporation                               260           2,070
*<F9>  Biogen,Inc.                                         310          20,045
*<F9>  CV Therapeutics, Inc.                                70           3,312
*<F9>  Chiron Corporation                                  260          12,483
*<F9>  COR Therapeutics, Inc.                              180           5,580
       Delta and Pine Land Company                         150           3,585
*<F9>  Enzon, Inc.                                         120           7,154
*<F9>  Genzyme Corporation -
         General Division                                  180          19,615
*<F9>  Gilead Sciences, Inc.                               250          12,245
*<F9>  Human Genome Sciences, Inc.                         240          15,415
*<F9>  ICOS Corporation                                    130           7,489
*<F9>  IDEC Pharmaceuticals Corporation                    280          13,776
*<F9>  IDEXX Laboratories, Inc.                            130           3,524
*<F9>  ImClone Systems Incorporated                        180           7,283
*<F9>  Immunex Corporation                                 630           9,614
*<F9>  Incyte Genomics, Inc.                               250           4,031
*<F9>  Medarex, Inc.                                       240           5,738
*<F9>  MedImmune, Inc.                                     410          16,051
*<F9>  Millennium Pharmaceuticals, Inc.                    400          14,880
*<F9>  Molecular Devices Corporation                       100           1,925
*<F9>  Myriad Genetics, Inc.                                80           4,237
*<F9>  Protein Design Labs, Inc.                           130           8,352
*<F9>  Quest Diagnostics Incorporated                      100          12,320
*<F9>  Quintilies Transnational Corporation                360           7,398
*<F9>  Regeneron Pharmaceuticals, Inc.                     130           4,031
*<F9>  SICOR Inc.                                          260           3,877
*<F9>  Scios Inc.                                          150           4,082
*<F9>  Vertex Pharmaceuticals Incorporated                 170           6,555
                                                                    ----------
                                                                       336,525
                                                                    ----------

HEALTH CARE PROVIDERS -- 10.9%
*<F9>  Aetna Inc.                                          380          10,712
*<F9>  Apria Healthcare Group Inc.                         150           3,895
*<F9>  Coventry Health Care, Inc.                          150           3,080
*<F9>  Express Scripts, Inc. - Class A                     110           9,339
       HCA-The Healthcare Company                          840          32,508
*<F9>  Health Management
         Associates, Inc. - Class A                        640          11,469
*<F9>  Health Net Inc.                                     370           7,973
*<F9>  HealthSouth Corporation                             970          13,629
*<F9>  Humana Inc.                                         550           5,434
*<F9>  Lincare Holdings Inc.                               150           7,481
*<F9>  Manor Care, Inc.                                    280           6,496
*<F9>  MedQuist Inc.                                       150           4,045
*<F9>  Orthodontic Centers of America, Inc.                150           4,088
*<F9>  Oxford Health Plans, Inc.                           230           7,153
*<F9>  Province Healthcare Company                         120           3,074
*<F9>  Renal Care Group, Inc.                              170           4,859
*<F9>  Tenet Healthcare Corporation                        590          26,338
*<F9>  Trigon Healthcare, Inc. - Class A                   110           6,623
       UnitedHealth Group Incorporated                     530          34,704
*<F9>  Universal Health
         Services, Inc. - Class B                           80           7,181
*<F9>  Wellpoint Health Networks Inc.                      130          12,772
                                                                    ----------
                                                                       222,853
                                                                    ----------

MEDICAL SUPPLIES -- 10.1%
       Abbott Laboratories                               1,610          74,672
*<F9>  Apogent Technologies Inc.                           340           7,820
       Bausch & Lomb Incorporated                          150           6,405
       Baxter International Inc.                           450          41,017
       Becton Dickinson and Company                        530          17,145
*<F9>  Boston Scientific Corporation                       720          11,434
       C. R. Bard, Inc.                                    150           6,601
*<F9>  Cytyc Corporation                                   360           8,478
*<F9>  Henry Schein, Inc.                                  130           4,995
       Hillenbrand Industries, Inc.                        130           6,565
       Mentor Corporation                                  110           2,530
       Omnicare, Inc.                                      280           6,216
*<F9>  Patterson Dental Company                            210           6,418
*<F9>  VISX, Incorporated                                  210           4,253
                                                                    ----------
                                                                       204,549
                                                                    ----------

PHARMACEUTICAL -- 51.2%
       Allergan, Inc.                                      260          19,760
       Alpherma Inc. - Class A                             110           2,488
*<F9>  ALZA Corporation                                    480          21,946
       American Home
         Products Corporation                            1,430          82,583
*<F9>  Andrx Group                                         150           8,850
       Bristol-Myers Squibb Company                      1,890         105,840
*<F9>  Cephalon, Inc.                                      120           7,644
       Eli Lilly and Company                             1,020          86,700
*<F9>  Forest Laboratories, Inc.                           350          21,402
       ICN Pharmaceuticals, Inc.                           260           6,661
*<F9>  Inhale Therapeutic Systems, Inc.                    160           5,328
*<F9>  IVAX Corporation                                    350          14,018
       Johnson & Johnson                                 1,230         118,670
*<F9>  King Pharmaceuticals, Inc.                          300          12,639
*<F9>  Medicis Pharmaceutical Corporation                  110           5,467
*<F9>  Merck & Company, Inc.                             1,910         145,103
       Mylan Laboratories Inc.                             360           9,626
*<F9>  NPS Pharmaceuticals, Inc.                           110           3,322
       Pfizer Inc.                                       4,690         203,077
       Pharmacia Corporation                             1,450          75,777
*<F9>  Schering-Plough Corporation                       1,720          66,289
*<F9>  Sepracor Inc.                                       190           5,008
       Watson Pharmaceuticals, Inc.                        260          12,948
                                                                    ----------
                                                                     1,041,146
                                                                    ----------
Total Common Stocks
  (Cost $1,906,944)                                                  1,963,787
                                                                    ----------

SHORT-TERM INVESTMENTS -- 0.0%

MONEY MARKET
       Highmark Diversified Money
         Market Fund, Fiduciary Shares                     765             765
                                                                    ----------
Total Short-Term Investments                                               765
                                                                    ----------
Total Investments                                                   $1,964,552
                                                                    ----------
                                                                    ----------

*<F9>  Non-income producing

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                            NORTH TRACK FUNDS, INC.

                     DOW JONES U.S. FINANCIAL 100 PLUS FUND

                            SCHEDULE OF INVESTMENTS
                           APRIL 30, 2001 (UNAUDITED)

                                                         NUMBER       MARKET
                                                       OF SHARES       VALUE
                                                       ---------      ------

COMMON STOCKS -- 95.6%

BANKING -- 35.4%
       AmSouth Bancorporation                              310      $    5,317
       Bank of America Corporation                         990          55,440
       Bank of New York Company, Inc.                      480          24,096
       Bank One Corporation                                760          28,705
       BB&T Corporation                                    310          10,980
       Comerica Incorporated                               140           7,200
       Fifth Third Bancorp                                 380          20,429
       First Tennessee National Corporation                110           3,594
       First Union Corporation                             680          20,380
       FleetBoston Financial Corporation                   720          27,626
       Huntington Bancshares Incorporated                  240           3,617
       J.P. Morgan Chase & Co.                           1,140          54,697
       KeyCorp                                             330           7,649
       M&T Bank Corporation                                 90           6,439
       Marshall & Ilsley Corporation                        80           4,037
       MBNA Corporation                                    530          18,894
       Mellon Financial Corporation                        340          13,916
       Mercantile Bankshares Corporation                    50           1,877
       National City Corporation                           400          10,884
       National Commerce Bancorporation                    170           4,235
       North Fork Bancorporation, Inc.                     150           3,983
       Northern Trust Corporation                          150           9,754
       PNC Financial Services Group                        200          13,014
       Regions Financial Corporation                       170           5,176
       SouthTrust Corporation                              140           6,657
       SunTrust Banks, Inc.                                180          11,430
       Synovus Financial Corp.                             150           4,317
       TCF Financial Corporation                            90           3,423
       U.S. Bancorp                                      1,270          26,899
       Union Planters Corporation                          130           4,941
       Wachovia Corporation                                150           9,120
       Wells Fargo & Company                             1,040          48,849
       Zions Bancorporation                                 80           4,263
                                                                    ----------
                                                                       481,838
                                                                    ----------

DIVERSIFIED FINANCIAL -- 27.5%
       American Express Company                            750          31,830
       American General Corporation                        370          16,136
*<F10> The BISYS Group, Inc.                                40           1,928
       Capital One Financial Corporation                   150           9,429
       The CIT Group, Inc. - Class A                       150           5,505
       Citigroup Inc.                                    2,640         129,756
       Countrywide Credit
         Industries, Inc.                                  110           4,694
       Fannie Mae                                          620          49,761
       Federated Investors, Inc.                           110           3,206
       Franklin Resources, Inc.                            110           4,802
       Freddie Mac                                         450          29,610
       Household International, Inc.                       320          20,486
*<F10> John Hancock Financial
         Services, Inc.                                    250           9,287
       Marsh & McLennan
         Companies, Inc.                                   180          17,359
       Providian Financial Corporation                     210          11,193
       SEI Investments Company                              70           2,808
       State Street Corporation                            120          12,454
       Stilwell Financial, Inc.                            170           5,010
       USA Education Inc.                                  120           8,532
                                                                    ----------
                                                                       373,786
                                                                    ----------

INSURANCE FULL-LINE -- 7.9%
       Allmerica Financial Corporation                      40           2,020
       American International
         Group, Inc.                                     1,100          89,980
       Aon Corporation                                     170           5,651
       Hartford Financial
         Services Group, Inc.                              170          10,557
                                                                    ----------
                                                                       108,208
                                                                    ----------

INSURANCE LIFE -- 4.1%
       AFLAC INCORPORATED                                  410          13,038
*<F10> Conseco, Inc.                                       270           5,138
       Jefferson-Pilot Corporation                         120           5,599
       Lincoln National Corporation                        150           6,924
*<F10> MetLife, Inc.                                       540          15,660
       Torchmark Corporation                               110           4,168
       UnumProvident Corporation                           170           5,085
                                                                    ----------
                                                                        55,612
                                                                    ----------

INSURANCE PROP/CASUALTY -- 6.3%
       ACE Limited                                         180           6,426
       The Allstate Corporation                            510          21,292
       Ambac Financial Group, Inc.                         100           5,381
       The Chubb Corporation                               140           9,345
       Cincinnati Financial Corporation                    110           4,222
       Everest Re Group, Ltd.                               30           1,916
       Loews Corporation                                   110           7,415
       MBIA, Inc.                                          135           6,460
       MGIC Investment Corporation                          90           5,849
       Old Republic
         International Corporation                         110           3,178
       The Progressive Corporation                          40           4,672
       SAFECO Corporation                                  110           2,937
       The St. Paul Companies, Inc.                        160           7,216
                                                                    ----------
                                                                        86,309
                                                                    ----------

REAL ESTATE -- 2.3%
       Apartment Investment &
         Management Company - Class A                       50           2,229
       Archstone Communities Trust                         110           2,836
       Avalonbay Communities, Inc.                          40           1,816
       Duke-Weeks Realty Corporation                       110           2,534
       Equity Office Properties Trust                      250           7,138
       Equity Residential Properties Trust                 110           5,774
       ProLogis Trust                                      140           2,884
       Simon Property Group, Inc.                          120           3,176
       Spieker Properties, Inc.                             50           2,760
                                                                    ----------
                                                                        31,147
                                                                    ----------

SAVINGS & LOAN -- 2.7%
       Charter One Financial, Inc.                         170           4,981
       Dime Bancorp, Inc.                                  110           3,669
       Golden West Financial Corporation                   110           6,457
       Greenpoint Financial Corp.                           90           3,312
       Washington Mutual, Inc.                             380          18,973
                                                                    ----------
                                                                        37,392
                                                                    ----------

SECURITIES BROKERS -- 9.4%
       A.G. Edwards, Inc.                                   80           3,254
       The Bear Stearns Companies Inc.                     100           5,030
       The Charles Schwab Corporation                      750          14,850
*<F10> E*TRADE Group, Inc.                                 240           2,256
       The Goldman Sachs Group, Inc.                       120          10,932
       Legg Mason, Inc.                                     40           1,915
       Lehman Brothers Holdings Inc.                       170          12,367
       Merrill Lynch & Co., Inc.                           480          29,616
       Morgan Stanley Dean Witter & Co.                    690          43,325
       T. Rowe Price Group Inc.                            110           3,824
                                                                    ----------
                                                                       127,369
                                                                    ----------
Total Common Stocks
  (Cost $1,278,843)                                                  1,301,661
                                                                    ----------
                                                                    ----------

SHORT-TERM INVESTMENTS -- 0.0%

MONEY MARKET
       Highmark Diversified Money
         Market Fund, Fiduciary Shares                     650             650
                                                                    ----------
Total Short-Term Investments                                               650
                                                                    ----------
Total Investments                                                   $1,302,311
                                                                    ----------
                                                                    ----------

*<F10>  Non-income producing

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

NORTH TRACK FUNDS, INC.

215 North Main Street
West Bend, Wisconsin 53095
1-800-826-4600

OFFICERS AND DIRECTORS

Peter D.Ziegler, Director
Richard H. Aster, M.D., Director
Augustine J. English, Director
Ralph J. Eckert,Director
Marcia L. Wallace, Director (as of 5/31/01)
James G. DeJong, Director (as of 5/31/01)
Steven P. Kent, Director (as of 5/31/01)
Robert J. Tuszynski, President, CEO
Franklin P. Ciano, Chief Financial Officer and Treasurer
James L. Brendemuehl, Senior Vice President of Sales
John H. Lauderdale, Senior Vice President of Marketing
Kathleen J. Cain, Secretary
Donald J. Liebetrau, Assistant Vice President
Patricia A. Weinert, Assistant Vice President

INVESTMENT ADVISORS

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

Ziegler Investment Services
(Sub-Advisor to all funds except
Managed Growth)
250 East Wisconsin Avenue
Suite 1900
Milwaukee, Wisconsin 53202

Geneva Capital Management, Ltd.
(Sub-Advisor to Managed Growth Fund)
250 East Wisconsin Avenue
Suite 1050
Milwaukee, Wisconsin 53202

DISTRIBUTOR AND ACCOUNTING/PRICING AGENT

B.C. Ziegler and Company
215 North Main Street
West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
P.O. Box 60504
King of Prussia, Pennsylvania 19406

CUSTODIAN

Union Bank of California
475 Sansome Street
San Francisco,  California 94111

COUNSEL

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

AUDITOR

Arthur Andersen LLP
100 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

215 North Main Street o West Bend, Wisconsin 53095-3348

(NORTH TRACK FUNDS LOGO)
SHARPEN YOUR FOCUS

SEMI-ANNUAL REPORT

SHAREHOLDER INFORMATION
1-800-826-4600
www.northtrackfunds.com

Dow Jones is a service mark of Dow Jones and Company and has been licensed for use by the licensee.

Dow Jones does not sponsor, endorse, sell or promote these funds and makes no representation regarding the advisability of investing in these funds.

This report was prepared for the information of shareholders of North Track Funds, Inc., and may not be used in connection with the offering of securities unless preceded or accompanied by a current prospectus.